TAXES ON INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross deferred tax assets:
Employee benefits	$ 115	$ 78
Lease liabilities		6
Deferred revenue	959	759
Other temporary differences		28
Gross deferred tax assets	1,074	871
Gross deferred tax liabilities:
Property, plant and equipment	(11)	(36)
Right-of-use assets		(7)
Gross deferred tax liabilities	(11)	(43)
Deferred tax assets, net	$ 1,063	$ 828